Stockholders' equity - Schedule of Stockholders' Compensation (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions		11 Months Ended		12 Months Ended
	Oct. 14, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Dividends				R$ 0.0150	R$ 0.0150	R$ 0.0150
Dividends				0.0150	0.0150	0.0150
Interest on capital				0.0150
Dividends provision						0.7869
Interest on capital					R$ 0.0450
Interest on capital						0.0376
Interest on capital				R$ 0.0116
Identified in Profit Reserve In Stockholders' Equity						R$ 1.0067
Paid / prepaid, Gross				R$ 4,179	R$ 2,127	R$ 9,274
Dividends-paid, Gross						7,668
Dividend Or Interest On Capital Payable Per Share					R$ 0.1394
Accrued (Recorded in Other Liabilities)		R$ 2,861	R$ 512	2,894	R$ 2,861	512
Interest on capital				173
Interest on capital-paid				2,540	517	366
Interest on capital Value				134
Identified in Profit Reserve In Stockholders' Equity						9,811
Declared (Recorded in Other Liabilities)					146	146
Dividends Or Interest On Capital					1,601
Total,Gross				7,073	4,988	19,597
Accrued (Recorded in Other Liabilities)		(407)	(55)	(435)	(407)	(55)
Paid / prepaid				(407)	(78)
Interest on capital, WHT				(26)
Interest on capital, WHT				(381)	(78)	(55)
Interest on capital, WHT				(21)
Dividend or Interest on capital tax WHT					(240)
Identified in Profit Reserve In Stockholders' Equity						(765)
Total, WHT				(842)	(485)	(820)
Accrued (Recorded in Other Liabilities)		2,454	457	2,459	2,454	457
Paid / prepaid				3,772	2,049	9,274
Dividends - 1 monthly installment paid					146	146
Dividends - 11 monthly installments paid from February to December				1,596	2,261	9,697
Interest on capital				113
Interest on capital - paid				147
Interest on capital - paid	R$ 2,199				439
Interest on capital - credited						311
Identified in Profit Reserve In Stockholders' Equity						9,046
Total		4,503	18,777	R$ 6,231	4,503	18,777
Dividends or Interest on capital					R$ 1,361
Interest On Capital One [Member]
Disclosure of fair value measurement of liabilities [line items]
Interest on capital				R$ 0.0150
Interest on capital				R$ 0.2207
Interest on capital					R$ 0.0544
Interest on capital				R$ 173
Interest on capital-paid					R$ 624
Interest on capital, WHT				(26)
Interest on capital, WHT					(93)
Dividends - 11 monthly installments paid from February to December		R$ 1,610	R$ 1,606	1,466	1,610	R$ 1,606
Interest on capital - paid				147
Interest on capital - paid				R$ 2,159	R$ 531
Interest On Capital Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Interest on capital				R$ 0.2249	R$ 0.0426
Interest on capital-paid				R$ 2,587	R$ 490
Interest on capital, WHT				(388)	(74)
Interest on capital - paid				R$ 2,199	R$ 416